Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Statement Line Items
Entity Registrant Name	Safe-T Group Ltd.
Entity Central Index Key	0001725332
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Entity File Number	001-8610
Entity Common Stock, Shares Outstanding	66,859,992